December 27, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares S&P 100 Index Fund, iShares S&P Latin America 40 Index Fund, iShares MSCI ACWI ex US. Index Fund and iShares MSCI ACWI Index Fund, each a series of iShares Trust

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, filed on December 6, 2011 for iShares S&P 100 Index Fund, iShares S&P Latin America 40 Index Fund, iShares MSCI ACWI ex US. Index Fund and iShares MSCI ACWI Index Fund. The purpose of the filing is to submit the 497(c) filed on December 6, 2011 in XBRL for each Fund.

Any questions or comments on the filing should be directed to the undersigned at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures